Condensed Consolidated Balance Sheet - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 94,678	$ 174,494	$ 438,629
Prepaid expenses		10,000
Total Current Assets	94,678	184,494	438,629
Property and equipment, net	43,618	71,829	70,506
Security deposit	38,445	38,445	17,000
Minority investment in business	83,333	83,333	83,333
Total Assets	260,074	378,101	609,468
Current Liabilities
Accounts payable and accrued liabilities	1,318,390	1,387,068	678,955
Accrued dividends	414,144	259,170	81,936
Demand loan	10,366	10,366
Convertible Notes - related party, net of debt discount	25,000
Convertible Notes, net of debt discount and issuance costs	375,482	268,823
Current portion of capital lease payable	(4,732)	(3,524)	(3,524)
Notes payable - related party, net of debt discount	1,659,000	1,365,325
Notes payable, net of debt discount and issuance costs	450,000	15,579
Derivative liability	1,543,678
Line of credit - related party	130,000
Line of credit	119,246	235,141	202,422
Total Current Liabilities	6,050,038	3,544,996	966,837
Non-current Liabilities:
Capital lease payables		1,208	3,095
Convertible Notes - related party, net of debt discount	639,457
Convertible Notes, net of debt discount and issuance costs	1,351,661
Total Non-current Liabilities	1,991,118	1,208	3,095
Total Liabilities	8,041,156	3,546,204	969,932
Commitments and contingencies
Stockholders' Deficit
Common stock value	39,521	33,895	28,500
Additional paid in capital	11,379,493	10,075,941	5,319,835
Accumulated deficit	(19,200,135)	(13,277,981)	(5,708,839)
Total stockholders' Equity	(7,781,082)	(3,168,103)	(360,464)
Total Liabilities and Stockholders' Deficit	260,074	378,101	609,468
Series A Preferred stock
Stockholders' Deficit
Preferred stock value	31	33	33
Total stockholders' Equity		33	33
Series B Preferred stock
Stockholders' Deficit
Preferred stock value	8	8	7
Total stockholders' Equity		8	7
Series D Preferred stock
Stockholders' Deficit
Preferred stock value		1
Total stockholders' Equity		$ 1